ACCOUNTING POLICIES (Details)	12 Months Ended
Jun. 30, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	At the date of authorisation of these consolidated financial statements, the following relevant standards, amendments to standards and interpretations that may be applicable to the business of the Group were in issue but not yet effective and may therefore have an impact on future consolidated financial statements. These new standards, amendments to standards and interpretations will be adopted at their effective dates.
IFRS 2 Share-based payment amendments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IFRS 2 Share-based payment amendments (Effective date 1 July 2018) Measurement of cash-settled share-based payments – There is currently no guidance in IFRS 2 on how to measure the fair value of the liability in a cash-settled share based payment. The amendments clarify that a cash-settled share-based payment is measured using the same approach as for equity-settled share-based payments – i.e. the modified grant date method. Therefore, in measuring the liability, market and non-vesting conditions are taken into account in measuring its fair value and the number of awards to receive cash is adjusted to reflect the best estimate of those expected to vest as a result of satisfying service and any non-market performance conditions. The Group has assessed that the amendment to IFRS 2 will not have a significant impact on the Group as market and non-vesting conditions are being taken into account in measuring its fair value and the number of awards to receive cash is already adjusted to reflect the best estimate of those expected to vest as a result of satisfying service and any non-market performance conditions.
In accordance with IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IFRS 9 Financial Instruments (Effective date 1 July 2018) The standard sets out requirements for recognising and measuring financial instruments and supersedes IAS 39 Financial Instruments. It contains new criteria for determining the classification of financial instruments which is based on the business model of the entity and the nature of cash flows. In addition, the financial instruments impairment model has been changed from an “incurred loss” model in IAS 39 to an “expected credit loss” model in IFRS 9. The resultant effect being that it will no longer be necessary for a loss event to occur before an impairment loss is recognised. The Group has assessed that the following changes will occur as a result: • The new classification if applied at 30 June 2018 would not have a significant impact on the accounting of financial assets and financial liabilities. Investment in other entities (equity instruments) will be designated at fair value through other comprehensive income; and • The method of determining impairment of long-term and other receivables will have to change to reflect the “expected credit loss” model. Management has made an assessment of the magnitude of the changes to the impairment model. This is not expected to have a significant impact.
IFRS 15 Revenue from contracts with customers [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IFRS 15 Revenue from contracts with customers (Effective date 1 July 2018) The standard contains a single model that applies to contracts with customers superseding the revenue standard IAS 18 Revenue and IAS 11 Construction contracts. It contains two approaches to recognising revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much and when revenue is recognised. The standard also introduces new qualitative and quantitative disclosures related to customer contracts and significant judgements applied. The Group has assessed that there will be no impact on adopting IFRS 15, and revenue recognition will remain unchanged as follows: • Rand Refinery is assessed as being an agent, selling gold and silver on behalf of the Group; • Revenue is recognised on the date that control of gold and silver pass to the buyer, which is the date on which Rand Refinery sells the gold on the Group’s behalf. • This is the same date as when significant risks and rewards passes under IAS 18 Revenue.
IFRS 16 Leases [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IFRS 16 Leases (Effective date 1 July 2019) The standard sets out the principles for recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e the customer (“lessee”) and the supplier (“lessor”). The standard supersedes the current leases standard IAS 17 Leases. The standard has one model for lessees which contains increased focus on the assessment of whether a transaction is a lease. Lessees will now recognise most leases on the statement of financial position. No significant changes have been included for lessors. The Group has commenced with analysing each contract included in the register of contracts compiled by the procurement department in order to assess whether these contain a lease and the impact that the standard will have on the Group.